Investment Properties (Details) - Schedule of Fair Value of Investment Properties R$ in Thousands		12 Months Ended
		Jun. 30, 2024 BRL (R$) ha	Jun. 30, 2023 BRL (R$) ha
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		201,032	213,329
Fair value	[1]	R$ 2,841,656	R$ 3,640,872
Cost value	[2]	R$ 1,267,828	R$ 1,198,741
Jatobá [Member] | Bahia [Member] | Jaborandi Ltda [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		8,868	8,868
Date of acquisition		Mar-07
Fair value	[1]	R$ 281,173	R$ 304,870
Cost value	[2]	R$ 13,353	R$ 13,681
Alto Taquari [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		1,380	1,380
Date of acquisition		Aug-07
Fair value	[1]	R$ 19,803	R$ 31,035
Cost value	[2]	R$ 17,680	R$ 17,311
Chaparral [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		24,885	37,182
Date of acquisition		Nov-07
Fair value	[1]	R$ 507,024	R$ 1,017,454
Cost value	[2]	R$ 83,585	R$ 111,266
Nova Buriti [Member] | Minas Gerais [Member] | Flamboyant Ltda [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		24,212	24,212
Date of acquisition		Dec-07
Fair value	[1]	R$ 39,596	R$ 44,192
Cost value	[2]	R$ 24,382	R$ 24,295
Preferência [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		17,799	17,799
Date of acquisition		Sep-08
Fair value	[1]	R$ 124,339	R$ 157,870
Cost value	[2]	R$ 34,459	R$ 34,411
São José [Member] | Maranhão [Member] | Ceibo Ltda [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		17,566	17,566
Date of acquisition		Feb-17
Fair value	[1]	R$ 527,849	R$ 475,124
Cost value	[2]	R$ 117,835	R$ 114,435
Marangatu y Udra [Member] | Boqueron Paraguay [Member] | Agropecuaria Moroti S/A [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		58,722	58.722
Date of acquisition		Feb-18
Fair value	[1]	R$ 330,572	R$ 500,509
Cost value	[2]	R$ 274,899	R$ 239,837
Arrojadinho Farm [Member] | Bahia [Member] | Agrifirma Agro Ltda. [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		16,642	16,642
Date of acquisition		Jan-20
Fair value	[1]	R$ 328,203	R$ 350,363
Cost value	[2]	R$ 154,627	R$ 125,402
Rio Do Meio Farm [Member] | Bahia [Member] | Agrifirma Agro Ltda. [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		5,750	5,750
Date of acquisition		Jan-20
Fair value	[1]	R$ 156,689	R$ 168,507
Cost value	[2]	R$ 67,362	R$ 66,263
Serra Grande Farm [Member] | Piaui [Member] | Imobiliaria Cremaq [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		4,489	4,489
Date of acquisition		Apr-20
Fair value	[1]	R$ 76,428	R$ 82,410
Cost value	[2]	R$ 43,458	R$ 42,413
Acres del Sud [Member] | Bolivia [Member] | Acres del Sud [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		9,875	9,875
Date of acquisition		Feb-21
Fair value	[1]	R$ 151,418	R$ 196,659
Cost value	[2]	R$ 137,943	R$ 120,436
Panamby [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Schedule of Fair Value of Investment Properties [LItems]
Area of farm (Hectares) (in Hectares) | ha		10,844	10,844
Date of acquisition		Sep-22
Fair value	[1]	R$ 298,562	R$ 311,879
Cost value	[2]	R$ 298,245	R$ 288,991

[1]	On June 30, 2024, the properties appraised by Company’s technical team. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year or changes in premises.
[2]	The cost value of previous table is not comparable to that disclosed in the “Investment properties” note, since the note contemplates investments made in certain leased farms, which are not an integral part of the Company’s portfolio of owned farms. The cost values presented for the Alto Taquari and Rio do Meio farms include the areas sold, on which the Company will continue to operate until the date such areas are delivered (see Note 1 - General information).